NON-CONTROLLING INTERESTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NON-CONTROLLING INTERESTS
Weighted average ownership percentage by parent	3.5	7.9	9.9